UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):    [X] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                New York, NY                   08/14/08
----------------               --------------                 --------------
 [Signature]                    [City, State]                   [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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

                                   TITLE OF            VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                     CLASS     CUSIP     (X$1000)  PRN AMT     PRN  CALL DSCRETN    MANAGERS  SOLE       SHARED  NONE
------------------------------------------------------ --------- ---------   --------- ---------  --------- ---------  ------  -----
AXCELIS TECHNOLOGIES INC           COM       054540109     3,860     790,900 SH        DEFINED      01       790,900
AMR CORP.                          COM       001765106     1,332     260,200 SH        DEFINED      01       260,200
ATLAS AMERICA INC.                 COM       049167109    25,881     574,497 SH        DEFINED      01       574,497
BRUKER CORP                        COM       116794108    15,561   1,210,950 SH        DEFINED      01     1,210,950
BOISE INC                          COM       09746Y105     7,013   1,821,600 SH        DEFINED      01     1,821,600
CONSOL ENERGY INC.                 COM       20854P109    21,384     190,300 SH        DEFINED      01       190,300
CONSTELLATION ENERGY GROUP         COM       210371100    18,883     230,000 PUT       DEFINED      01       230,000
CONSUMER DISCRETIONARY SELT        COM       81369Y407     7,665     260,000 CALL      DEFINED      01       260,000
CVS CORP                           COM       126650100    18,796     475,000 SH        DEFINED      01       475,000
EQUITABLE RESOURCES, INC           COM       294549100    16,389     237,316 SH        DEFINED      01       237,316
ENTERGY CORP                       COM       29364G103    11,988      99,500 SH        DEFINED      01        99,500
EXELON CORP                        COM       30161N101    14,214     158,000 SH        DEFINED      01       158,000
FOSTER WHEELER LTD.                COM       G36535139    16,532     226,000 SH        DEFINED      01       226,000
GETTY IMAGES, INC.                 COM       374276103     1,832      54,000 SH        DEFINED      01        54,000
HALLIBURTON COMPANY                COM       406216101    29,268     551,500 SH        DEFINED      01       551,500
HECKMANN CORP                      COM       422680108     7,813     872,000 SH        DEFINED      01       872,000
HARVEST NATURAL RESOURCES          COM       41754V103     5,364     485,000 SH        DEFINED      01       485,000
ISHARES TR RUSSELL 2000            COM       464287655   102,194   1,480,000 CALL      DEFINED      01     1,480,000
ISHARES TR RUSSELL 2000            COM       464287655   102,194   1,480,000 PUT       DEFINED      01     1,480,000
JOY GLOBAL, INC.                   COM       481165108    19,488     257,000 SH        DEFINED      01       257,000
LEHMAN BROTHERS HOLDINGS           COM       524908100     4,358     220,000 PUT       DEFINED      01       220,000
MASSEY ENERGY                      COM       576206106    14,859     158,500 SH        DEFINED      01       158,500
MOSAIC CO/THE                      COM       61945A107    21,271     147,000 SH        DEFINED      01       147,000
NRG ENERGY INC.                    COM       629377508    38,739     903,000 SH        DEFINED      01       903,000
PATRIOT COAL CORPORATION           COM       70336T104    23,837     155,500 SH        DEFINED      01       155,500
RAM ENERGY RESOURCES INC           COM       75130P109    10,364   1,645,000 SH        DEFINED      01     1,645,000
RANGE RESOURCES CORP               COM       75281A109    16,319     249,000 SH        DEFINED      01       249,000
RTI BIOLOGICS INC.                 COM       74975N105     2,188     250,000 SH        DEFINED      01       250,000
SERVICE CORPORATION INTERNATIONAL  COM       817565104    17,578   1,782,800 SH        DEFINED      01     1,782,800
SPDR S&P RETAIL ETF                COM       78464A714    10,526     360,000 CALL      DEFINED      01       360,000
SPDR S&P HOMEBUILDERS ETF          COM       78464A888    11,665     710,000 CALL      DEFINED      01       710,000
SOUTHERN UNION                     COM       844030106    25,669     950,000 SH        DEFINED      01       950,000
TRICO MARINE SERVICES, INC.        COM       896106200    22,732     624,157 SH        DEFINED      01       624,157
US AIRWAYS GROUP INC               COM       90341W108     1,350     540,000 SH        DEFINED      01       540,000
URS CORP                           COM       903236107    32,317     770,000 SH        DEFINED      01       770,000
WELLS FARGO & CO.                  COM       949746101    19,000     800,000 PUT       DEFINED      01       800,000
WILLIAMS COMPANIES, INC            COM       969457100    32,478     805,700 SH        DEFINED      01       805,700
YAHOO! INC                         COM       984332AB2    12,396     600,000 CALL      DEFINED      01       600,000
ZIMMER HOLDINGS INC                COM       98956P102    21,232     312,000 SH        DEFINED      01       312,000

                               39                       786,529
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         39
Form 13F Information Table Value Total:         786,529
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F File Number Name

     01       28- 11760                      RCM Advisors, LLC


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